UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: June 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
JUNE 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 95.3%
	Shares	Value
Communication Services — 1.1%
Cardlytics *	11,373	$295,470
QuinStreet *	17,462	276,773

		572,243

Consumer Discretionary — 16.3%
Callaway Golf	83,106	1,426,099
Chegg *	28,461	1,098,310
Clarus	43,177	623,476
Denny’s *	26,797	550,143
Etsy *	8,471	519,865
Five Below *	5,879	705,598
frontdoor *	16,209	705,902
Lovesac *	7,220	224,325
Papa John’s International	8,197	366,570
Planet Fitness, Cl A *	11,987	868,338
Steven Madden	12,624	428,585
Stoneridge *	21,469	677,347
Wendy’s	35,216	689,529

		8,884,087

Consumer Staples — 9.5%
Chefs’ Warehouse *	14,744	517,072
Freshpet *	21,003	955,847
Grocery Outlet Holding *	2,814	92,524
Hostess Brands, Cl A *	44,746	646,132
Inter Parfums	3,503	232,915
Nomad Foods *	61,948	1,323,209
Simply Good Foods *	58,788	1,415,615

		5,183,314

Energy — 1.9%
Matador Resources *	51,848	1,030,738

Financials — 4.9%
Essent Group *	10,645	500,209
Kemper	18,660	1,610,172
Moelis, Cl A	15,972	558,221

		2,668,602

Health Care — 28.1%
Amarin ADR *	30,001	581,719
Argenx ADR *	4,299	608,652
Array BioPharma *	19,730	914,091
Biohaven Pharmaceutical Holding *	14,002	613,148
Blueprint Medicines *	6,481	611,353
Exact Sciences *	4,364	515,126
Global Blood Therapeutics *	7,795	410,017
Gossamer Bio *	12,392	274,855
Guardant Health *	5,143	443,995

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
JUNE 30, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care — continued
GW Pharmaceuticals ADR *	2,694	$464,419
Immunomedics *	26,864	372,604
Insmed *	13,150	336,640
Insulet *	4,889	583,649
Krystal Biotech *	9,251	372,538
MyoKardia *	9,116	457,076
NeoGenomics *	26,534	582,156
Nevro *	7,281	472,027
Novocure *	13,983	884,145
Personalis *	22,347	606,721
Reata Pharmaceuticals, Cl A *	4,701	443,539
Repligen *	6,593	566,668
Sage Therapeutics *	3,326	608,957
Sarepta Therapeutics *	3,142	477,427
Silk Road Medical *	7,737	374,935
Teladoc Health *	9,004	597,956
Turning Point Therapeutics *	8,423	342,816
uniQure *	7,646	597,535
Vapotherm *	12,754	293,342
Viking Therapeutics *	45,817	380,281
Wright Medical Group *	16,818	501,513

		15,289,900

Industrials — 6.9%
Chart Industries *	8,556	657,785
Harsco *	24,728	678,536
Kornit Digital *	9,810	310,585
SkyWest	20,878	1,266,668
Timken	15,984	820,619

		3,734,193

Information Technology — 23.6%
Alteryx, Cl A *	3,481	379,847
Aspen Technology *	3,717	461,949
Avalara *	9,547	689,293
Blackline *	5,254	281,141
Box, Cl A *	13,126	231,149
CACI International, Cl A *	7,609	1,556,725
Coupa Software *	3,295	417,180
Elastic *	5,205	388,605
Everbridge *	13,144	1,175,336
ForeScout Technologies *	17,995	609,311
HubSpot *	2,916	497,236
LivePerson *	9,255	259,510
ManTech International, Cl A	9,335	614,710
Monolithic Power Systems	9,441	1,281,899
New Relic *	5,149	445,440
Pluralsight, Cl A *	24,709	749,177
Rapid7 *	14,990	867,022

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
JUNE 30, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — continued
Smartsheet, Cl A *	11,164	$540,338
Upland Software *	17,586	800,691
Workiva, Cl A *	5,615	326,175
Zscaler *	3,375	258,660

		12,831,394

Real Estate — 3.0%
Americold Realty Trust ‡	18,345	594,745
Terreno Realty ‡	20,806	1,020,326

		1,615,071

Total Common Stock
(Cost $39,784,945)		51,809,542

Total Investments - 95.3%
(Cost $39,784,945)		$51,809,542

Percentages are based on Net Assets of $54,355,445.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the period ended June 30, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NIC-QH-001-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: August 28, 2019